Expense Example {- Fidelity Advisor® Small Cap Fund} - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-12 - Fidelity Advisor® Small Cap Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Small Cap Fund-Class A
Expense Example:
1 year	$ 692
3 years	940
5 years	1,207
10 years	1,967
Fidelity Advisor Small Cap Fund-Class M
Expense Example:
1 year	493
3 years	796
5 years	1,120
10 years	2,035
Fidelity Advisor Small Cap Fund-Class C
Expense Example:
1 year	307
3 years	640
5 years	1,098
10 years	2,158
Fidelity Advisor Small Cap Fund - Class I
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	1,190
Fidelity Advisor Small Cap Fund-Class Z
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	$ 1,025